Short-Term Investments	6 Months Ended
Mar. 31, 2025
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS
7.	SHORT-TERM INVESTMENTS

Short-term investments are investments in wealth management product with underlying in bonds offered by private entities and other equity products. The investments can be redeemed upon one workday’s notice and their carrying values approximate their fair values. The gain (loss) from sale of any investments and fair value change are recognized in the unaudited condensed consolidated statements of operations and comprehensive (loss) income.

As of September 30, 2024 and March 31, 2025, the Company had short-term investments of RMB 2,032 and RMB 1,702, respectively.